Revenues from contracts with customers (Tables)	3 Months Ended
Mar. 31, 2021
Revenues from contracts with customers
Schedule of geographical information

in EUR k	Three Months Ended March 31, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	4,274	7,542	13	11,829
Sales of goods	276	—	—	276
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

Recognized over time	4,274	7,542	—	11,816
Recognized at a point in time	276	—	13	289
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

Geographical information
Europe	44	1,604	13	1,661
—Germany*	19	60	13	92
—Netherlands**	—	3	—	3
Middle East	3	4,415	—	4,418
—Saudi Arabia#	—	3,033	—	3,033
North America	4,503	620	—	5,123
—United States#	4,503	471	—	4,974
Latin America	—	746	—	746
Asia Pacific	—	157	—	157
Total Revenues from contracts with external customers	4,550	7,542	13	12,105

(1)             Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the three months ended March 31, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Three Months Ended March 31, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,393	6,383	54,977	64,753
Sales of goods	205	—	2	207
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

Recognized over time	3,393	6,383	11,844	21,620
Recognized at a point in time	205	—	43,135	43,340
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

Geographical information
Europe	149	1,214	54,121	55,484
—Germany*#	—	53	52,345	52,398
—Netherlands**	—	2	1,768	1,770
Middle East	29	4,135	—	4,164
North America	3,405	464	780	4,649
Latin America	15	410	—	425
Asia Pacific	—	160	78	238
Total Revenues from contracts with external customers	3,598	6,383	54,979	64,960

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2020 and 2021, respectively.